-------------------------------------------------------------------------------
                                 ACCESSOR FUNDS
-------------------------------------------------------------------------------
                                   SUPPLEMENT
                          DATED NOVEMBER 20, 2008 FOR:
     Advisor Class Shares & Accessor Strategic Alternatives Fund Prospectus Investor Class Shares & Accessor Strategic Alternatives Fund Prospectus
       A Class & C Class & Accessor Strategic Alternatives Fund Prospectus
      Accessor U.S. Government Money Fund - Institutional Class Prospectus
         Accessor U.S. Government Fund - Advisor Class Shares Prospectus
               Accessor Funds Statement of Additional Information
        Accessor Total Return Fund Prospectus and Statement of Additional
                                   Information
          Accessor Limited Duration U.S. Government Fund Prospectus and
                       Statement of Additional Information
        Accessor Strategic Alternatives Fund Prospectus and Statement of
                             Additional Information
                          Each dated September 1, 2008
------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meaning set forth in the prospectus.
-------------------------------------------------------------------------------
                                     [LOGO]

-------------------------------------------------------------------------------
                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
-------------------------------------------------------------------------------
===============================================================================


Effective December 8, 2008, ALPS Mutual Fund Services, Inc. ("ALPS") will perform certain transfer agent services for the Accessor Funds pursuant to a written agreement between Forward Management, LLC, as transfer agent to the Funds, and ALPS.

As of December 8, 2008, the address for communicating with the transfer agent for the Accessor Funds is:

     Accessor Funds
     P.O. Box 1345
     Denver, CO 80201
     Fax: (303) 825-2575

The above address replaces the addresses for written communications regarding all shareholder services in the sections of the Prospectuses entitled "Purchasing Fund Shares," "Exchanging Fund Shares" and "Redeeming Fund Shares."

The  telephone  number to contact the  Transfer  Agent  remains the same:
(800) 759-3504.



                                                                     Page 1 of 1